Pension Health Care And Postretirement Benefits Other Than Pensions (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Significant effect on amounts reported for service and interest rate component and postretirement health care benefit obligation
Effect on total of service and interest cost components, One-Percentage-Point, Increase	$ 23
Effect on total of service and interest cost components, One-Percentage-Point, Decrease	(66)
Effect on the postretirement benefit obligation One-Percentage-Point, Increase	734
Effect on the postretirement benefit obligation One-Percentage-Point, Decrease	(1,697)
Retiree health care benefit cash payments
Expected Cash Payments, 2015	19,563
Medicare Prescription Reimbursement, 2015	(2,305)
Defined Benefit Plan, Expected Cash Payments, Net, 2015	17,258
Expected Cash Payments, 2016	20,759
Medicare Prescription Reimbursement, 2016	(2,474)
Defined Benefit Plan, Expected Cash Payments, Net, 2016	18,285
Expected Cash Payments, 2017	22,000
Medicare Prescription Reimbursement, 2017	(2,667)
Defined Benefit Plan, Expected Cash Payments, Net, 2017	19,333
Expected Cash Payments, 2018	22,884
Medicare Prescription Reimbursement, 2018	(2,888)
Defined Benefit Plan, Expected Cash Payments, Net, 2018	19,996
Expected Cash Payments, 2019	23,486
Medicare Prescription Reimbursement, 2019	(3,107)
Defined Benefit Plan, Expected Cash Payments, Net, 2019	20,379
Expected Cash Payments, 2020 through 2024	115,694
Medicare Prescription Reimbursement, 2020 through 2024	(16,779)
Defined Benefit Plan, Expected Cash Payments, Net, 2020 through 2024	98,915
Expected Benefit Cash Payments	224,386
Medicare Prescription Reimbursement	(30,220)
Expected Benefit Cash Payments, Net	$ 194,166